UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10151

                      TT INTERNATIONAL U.S.A. MASTER TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                         Forum Shareholder Services LLC
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-465-5722

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2004

                     DATE OF REPORTING PERIOD: JUNE 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


[Photo Omitted]

                                        JUNE 30, 2004


                               TT INTERNATIONAL FUNDS
                               SEMI-ANNUAL REPORT






o TT EUROPE MUTUAL FUND
o TT EUROPE PORTFOLIO
o TT ACTIVE INTERNATIONAL MUTUAL FUND
o TT EAFE PORTFOLIO


                               INVESTMENT ADVISOR:

                        [TT International Logo Omitted]

                      (This page intentionally left blank)

TABLE OF CONTENTS



         TT EUROPE MUTUAL FUND
            President's Letter                                               1
            Managers' Discussion and Analysis                                3
            Statement of Assets and Liabilities                              6
            Statement of Operations                                          7
            Statement of Changes in Net Assets                               8
            Financial Highlights                                             9
            Notes to the Financial Statements                               11

         TT EUROPE PORTFOLIO
            Schedule of Investments                                         17
            Statement of Assets and Liabilities                             21
            Statement of Operations                                         22
            Statement of Changes in Net Assets                              23
            Notes to the Financial Statements                               24

         TT ACTIVE INTERNATIONAL MUTUAL FUND
            President's Letter                                              30
            Managers' Discussion and Analysis                               32
            Statement of Assets and Liabilities                             35
            Statement of Operations                                         36
            Statement of Changes in Net Assets                              37
            Financial Highlights                                            38
            Notes to the Financial Statements                               40

         TT EAFE PORTFOLIO
            Schedule of Investments                                         46
            Statement of Assets and Liabilities                             51
            Statement of Operations                                         52
            Statement of Changes in Net Assets                              53
            Notes to the Financial Statements                               54

                                                    TT EUROPE MUTUAL FUND
                                                      TT EUROPE PORTFOLIO



                                                 [Photo Omitted]



                                            [TT International Logo Omitted

PRESIDENT'S LETTER


Dear Fellow Shareholder,

I am pleased to present to you the interim report for the TT Europe Mutual Fund and the TT Europe Portfolio.

As of June 30, 2004 the net assets and performance of the TT Europe Mutual Fund were:

               Net Assets                      US$ 121,048

               Year-to-date performance
                  as of 6/30/04                2.27%*
               MSCI Europe Index               3.04%

This year so far has proved as challenging as any since the bubble burst. While economies have found their feet following an unprecedented dose of monetary and fiscal stimulus and markets have recovered from the lows of last year, investors still have many uncertainties to contend with. Assessing the impact of rising interest rates, high oil prices and a slowing of China's economy on already rotational markets will provide the real test in the months ahead.

Despite a mixed start to the year in terms of performance (a strong first quarter followed by a disappointing second quarter) we remain confident that our experienced team of stock pickers and disciplined but flexible investment approach will continue to thrive in difficult market conditions.

We are always open to additional talent to enhance our capabilities and indeed recently strengthened the European team with an experienced individual well-known to TT. Progress in asset gathering has also been extremely positive. At the end of June, assets in our European Equity strategy stood at $2.2 billion, compared with about $1.3 billion six months ago. Although wary of accumulating assets too quickly, we are nonetheless very encouraged by this vote of confidence in TT and in particular our European Equity product.



*Six months ended June 30, 2004 for TT Europe Mutual Fund, Institutional Class

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                                        1

These developments demonstrate our firm commitment to provide outstanding investment performance to all our clients while growing the business in a responsible manner. As always your confidence and support are much appreciated.

Sincerely,

/s/ David Burnett

DAVID BURNETT
President





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

TT Europe Mutual Fund

MANAGERS' DISCUSSION AND ANALYSIS


YEAR-TO-DATE PERFORMANCE
AS OF 6/30/04           TT EUROPE MUTUAL FUND  +2.27%*    MSCI EUROPE  +3.04%

   Portfolio returns were positive for the first half of the year as the Fund progressed 2.3%, although this was behind the benchmark. Equity markets were volatile throughout the period as the terrorist attacks in Madrid, fears over the future of US interest rates and a slowdown in China's rapid growth rate weighed on investor sentiment. In the second half of the period, investors' attention shifted towards the price of oil as it reached historical highs on concerns about the stability of the Middle East and any impact on supply. As a consequence the performance of the Fund suffered in relative terms -- we remained significantly underweight in Oils due to our belief that the long-term outlook for firms in the sector is challenged. In relative terms, the strongest positive returns came from Financials and Consumer Discretionary, while allocation to the Utilities and Energy sectors and stock selection in IT detracted from relative returns. Financials and Consumer Discretionary were the strongest contributors to performance in absolute terms.

FIRST QUARTER 2004      TT EUROPE MUTUAL FUND   +2.57%*   MSCI EUROPE   +0.89%

   MARKETS
   Having made a positive start to 2004, equities sold off in the aftermath of the Madrid bombings. Fears of further terrorist atrocities spurred widespread rotation into more defensive sectors although the effects were short-lived in the absence of a follow-up attack. Markets subsequently recovered most of the lost ground on the back of stronger economic data, rising expectations for corporate profits and continuing M&A activity.

   PORTFOLIO
   We reduced our overweight position in Financials through profit taking in some of our higher beta names (Allianz, Banche Popolare and Allied Irish Banks), and redeploying the risk in tech stocks such as Infineon. We also bought a number of stocks which we believed were fundamentally cheap and possessed short-term catalysts to unlock value and continued to underweight traditionally defensive sectors such as Energy, Utilities and Health Care.


*Institutional Class

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

TT Europe Mutual Fund

MANAGERS' DISCUSSION AND ANALYSIS (CONTINUED)


   PERFORMANCE
   The portfolio ended the quarter with a gain of 2.6% and ahead of MSCI Europe thanks primarily to strong stock selection within the Financials and Consumer Discretionary sectors. Almost all sectors were up in absolute terms, with Financials top thanks to strong returns in January and February. A strong results season underlined the strength of the sector's cash position with dividends rising sharply and buybacks gaining momentum. Relative performance was positive thanks to strong stock selection, particularly within Financials where Depfa Bank, Credit Agricole and Erste Bank posted solid relative returns.

SECOND QUARTER 2004 TT EUROPE MUTUAL FUND -0.29%* MSCI EUROPE +2.13%

   MARKETS
   Equities were volatile during the quarter, with markets hit by severe rotation. Fears over rising US interest rates and a slowdown in China's rapid growth rate ultimately outweighed optimism over the impressive Q1 reporting season and improving growth prospects. However, equities edged higher towards the end of the period, as the price of crude oil slipped back and the universally expected US rate increase passed almost without event.

   PORTFOLIO
   The Consumer Discretionary and Industrials sectors remained the largest overweight positions within the Fund as we continued to be moderately pro-growth with newsflow and overall valuation levels favouring cyclical names. Defensive sectors remain fundamentally challenged - namely Oils (cost of replacing reserves) and Pharmaceuticals (pipelines, patents, lawsuits) and accordingly the significant underweight exposure towards Energy, Utilities and Consumer Staples remains in place. Exposure to the European Financial sector was reduced during the quarter, with the sale of Alpha Bank (Greece) and the reduction of the holding of Depfa Bank (Ireland) in June.



*Institutional Class

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

TT Europe Mutual Fund

MANAGERS' DISCUSSION AND ANALYSIS (CONTINUED)


   PERFORMANCE
   The portfolio ended the quarter down and behind the benchmark - both allocation and stock selection accounted for the underperformance. Oil stocks continued to rally on the back of sharply rising crude prices (a negative for our Energy underweight) while stock selection in cyclical sectors (Industrials, Materials and IT) was responsible for much of Q2's negative relative return.




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

TT Europe Mutual Fund

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                           US$
------------------------------------------------------------------------------
ASSETS:
Investment in TT Europe Portfolio, at value                            132,484
Receivable from investment adviser                                      19,801
Other assets                                                               381
------------------------------------------------------------------------------
Total Assets                                                           152,666
------------------------------------------------------------------------------
LIABILITIES:
Payable for professional fees                                            9,076
Payable for transfer agent fees                                          7,887
Payable for registration fees                                            5,696
Payable for administration fees                                          3,772
Payable for printing fees                                                2,208
Other accrued expenses and payables                                      2,979
------------------------------------------------------------------------------
Total Liabilities                                                       31,618
------------------------------------------------------------------------------
NET ASSETS                                                             121,048
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                        116,998
Undistributed net investment income                                        873
Accumulated net realized loss on investments and
   foreign currency translation                                        (10,951)
Net unrealized appreciation on investments                              14,122
Net unrealized appreciation on foreign currency translation                  6
------------------------------------------------------------------------------
NET ASSETS                                                             121,048
------------------------------------------------------------------------------
NET ASSETS:
Institutional Class                                                    106,870
Class 1                                                                 14,178
------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(UNLIMITED SHARES AUTHORIZED; NO PAR VALUE)
Institutional Class                                                     10,341
Class 1                                                                  1,137
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE (OFFERING
AND REDEMPTION PRICE)
Institutional Class (106,870 / 10,341 shares outstanding)                10.34
Class 1 (14,178 / 1,137 shares outstanding)                              12.47
------------------------------------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

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

TT Europe Mutual Fund

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                           US$
------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends* (net of foreign taxes withheld of $196)                       1,561
Interest income*                                                           212
------------------------------------------------------------------------------
Total investment income                                                  1,773
------------------------------------------------------------------------------
EXPENSES:
Expenses allocated from TT Europe Portfolio                             48,424
Investment advisory fees                                                   620
Administration fees                                                     22,899
Transfer agent fees                                                     16,560
Blue sky expense                                                        14,634
Audit fees                                                               6,787
Trustees' fees and expenses                                              2,181
Printing and postage expense                                             1,935
Legal services                                                              49
Distribution and service fee - Class 1                                      22
Other Expenses                                                             200
------------------------------------------------------------------------------
Total expenses                                                         114,311
Less expense waiver and/or reimbursement                              (113,670)
------------------------------------------------------------------------------
Net expenses                                                               641
------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    1,132
------------------------------------------------------------------------------
REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/loss on:
Investment security transactions*                                       11,036
Foreign currency translation*                                              (55)
------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investment securities*                                                 (10,435)
Foreign currency translation*                                              (12)
------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                    534
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     1,666
------------------------------------------------------------------------------
*Allocated from TT Europe Portfolio



                      SEE NOTES TO THE FINANCIAL STATEMENTS

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

TT Europe Mutual Fund

STATEMENTS OF CHANGES IN NET ASSETS


                                                          SIX MONTHS ENDED
                                                             JUNE 30, 2004         YEAR ENDED
                                                               (UNAUDITED)  DECEMBER 31, 2003
                                                                       US$                US$
---------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                1,132              1,208
Net realized gain on investments and foreign currency
   translation                                                      10,981              6,452
Net change in net unrealized appreciation (depreciation)
   on investments and foreign currency translation                 (10,447)            24,635
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 1,666             32,295
---------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Net investment income
Institutional Class                                                     --               (919)
Class 1                                                                 --                (65)
---------------------------------------------------------------------------------------------
Total dividends                                                         --               (984)
---------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
Net proceeds from shares sold
Institutional Class                                                     69                 --
Class 1                                                             11,006             10,813
Reinvestment of dividends
Institutional Class                                                     --                721
Class 1                                                                 --                 65
Cost of shares redeemed
Institutional Class                                                     --                 --
Class 1                                                             (7,647)                --
---------------------------------------------------------------------------------------------
Net increase in net assets                                           3,428             11,599
---------------------------------------------------------------------------------------------
Total increase in net assets                                         5,094             42,910
---------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                115,954             73,044
---------------------------------------------------------------------------------------------
End of period*                                                     121,048            115,954
---------------------------------------------------------------------------------------------
*Including undistributed (overdistributed)
   net investment income of                                            873               (259)
---------------------------------------------------------------------------------------------
CHANGES IN SHARES OUTSTANDING:
Beginning shares outstanding/Institutional Class                    10,334             10,259
Shares sold/Institutional Class                                          7                 --
Shares issued on reinvestment of dividends/Institutional Class          --                 75
Shares redeemed/Institutional Class                                     --                 --
---------------------------------------------------------------------------------------------
Ending shares outstanding/Institutional Class                       10,341             10,334
---------------------------------------------------------------------------------------------
Beginning shares outstanding/Class 1                                   936                 --
Shares sold/Class 1                                                    840                931
Shares issued on reinvestment of dividends/Class 1                      --                  5
Shares redeemed/Class 1                                               (639)                --
---------------------------------------------------------------------------------------------
Ending shares outstanding/Class 1                                    1,137                936
---------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.


                      SEE NOTES TO THE FINANCIAL STATEMENTS

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

TT Europe Mutual Fund
Institutional Class
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                                            PERIOD FROM
                                                                                      FEBRUARY 12, 2001
                                                                                          (COMMENCEMENT
                                           SIX MONTHS           YEAR           YEAR      OF OPERATIONS)
                                                ENDED          ENDED          ENDED             THROUGH
                                        JUNE 30, 2004   DECEMBER 31,   DECEMBER 31,        DECEMBER 31,
                                          (UNAUDITED)           2003           2002                2001
                                                  US$            US$            US$                 US$
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD          $10.11         $ 7.12        $  8.41             $ 10.00
-------------------------------------------------------------------------------------------------------
Net investment income                            0.09(1)        0.12(1)        0.09                0.14
Net realized and unrealized appreciation
(depreciation)                                   0.14           2.94          (1.26)              (1.62)
-------------------------------------------------------------------------------------------------------
Total from investment operations                 0.23           3.06          (1.17)              (1.48)
-------------------------------------------------------------------------------------------------------
Dividends from net investment income               --          (0.07)         (0.12)              (0.11)
-------------------------------------------------------------------------------------------------------
Total dividends                                    --          (0.07)         (0.12)              (0.11)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                $10.34         $10.11        $  7.12             $  8.41
-------------------------------------------------------------------------------------------------------
TOTAL RETURN+                                    2.27%^        43.31%        (13.86)%            (14.83)%^
-------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (thousands)          $  107         $  105        $    73             $    85
Gross Expenses (to average daily net assets)   188.08%*       528.96%        464.66%             425.48%*
Net Expenses (to average daily net assets)       1.00%*         1.00%          1.30%               1.54%*
Net Investment Income (to average daily
   net assets)                                   1.84%*         1.47%          1.18%               1.81%*

For the period from September 1, 2002 to December 31, 2013, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of the Fund's average daily net assets for Institutional
Class Shares.

For the period from February 12, 2001 (commencement of operations) through August 31, 2002, TTI has agreed not to impose its investment advisory fee and reimbursed the Fund for its operating expenses to the extent necessary so that the Fund's aggregate expenses, net of waivers and reimbursement would not exceed, on a per annum basis, 1.55% of the Fund's daily net assets.

If this contractual action had not been taken, the investment income (loss) per share and ratios would have been:
Net Investment Loss
   (to average daily net assets)              (185.24)%*     (526.49)%      (462.17)%           (422.12)%*
Net Investment Loss per share                  $(9.55)(1)    $(42.17)(1)   $ (17.59)           $ (32.20)

1   Computed using average shares outstanding for the period.
+   Total return would have been lower in the absence of expense waivers.
^   Not annualized.
*   Annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

                                  SEE NOTES TO THE FINANCIAL STATEMENTS

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

TT Europe Mutual Fund
Class 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                        PERIOD FROM
                                                                     AUGUST 5, 2003
                                                                      (COMMENCEMENT
                                                       SIX MONTHS    OF OPERATIONS)
                                                            ENDED          THROUGH
                                                    JUNE 30, 2004      DECEMBER 31,
                                                      (UNAUDITED)              2003
                                                              US$               US$
-----------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                      $12.21            $10.00
-----------------------------------------------------------------------------------
Net investment income (loss)                                 0.11(1)          (0.02)(1)
Net realized and unrealized appreciation                     0.15              2.30
-----------------------------------------------------------------------------------
Total from investment operations                             0.26              2.28
-----------------------------------------------------------------------------------
Dividends from net investment income                           --             (0.07)
-----------------------------------------------------------------------------------
Total dividends                                                --             (0.07)
-----------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                            $12.47            $12.21
-----------------------------------------------------------------------------------
TOTAL RETURN                                                 2.13%^           23.02%^
-----------------------------------------------------------------------------------


RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (thousands)                      $   14            $   11
Gross Expenses (to average daily net assets)               162.00%*          413.22%*
Net Expenses (to average daily net assets)                   1.25%*            1.25%*
Net Investment Income (Loss) (to average daily net assets)   1.77%*           (0.32)%*


For the period indicated until December 31, 2013, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.25% of the Fund's average daily net assets for Class 1 shares.


If this contractual action had not been taken, the investment income/(loss) per share and ratios would have been:
Net Investment Loss (to average daily net assets)         (158.98)%*        (412.29)%*
Net Investment Loss per share                              $(9.86)(1)       $(18.47)(1)

1   Computed using average shares outstanding for the period.
^   Not annualized.
*   Annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.



                        SEE NOTES TO THE FINANCIAL STATEMENTS

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

TT Europe Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS


1. ORGANIZATION
   TT Europe Mutual Fund (the "Fund") is a series of TT International U.S.A. Feeder Trust (the "Feeder Trust"). The Feeder Trust is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Feeder Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of May 26, 2000.

   The Fund commenced operations on February 12, 2001, offering a single class of Shares. The Fund's initial investment of $100,000 was made on February 6, 2001. On September 1, 2002, the Fund established three additional classes of Shares known as Class 1 Shares, Class 2 Shares and Class 3 Shares. The Fund is currently accepting purchase orders for Institutional Class Shares and Class 1 Shares. The Fund is not currently accepting purchase orders for Class 2 Shares or Class 3 Shares.

   The Fund seeks to achieve its investment objective by investing all its assets in TT Europe Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International Investment Management ("TTI") is the Portfolio's investment manager.

   The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included starting on page 17 of this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.


   A. USE OF ESTIMATES
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.



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

TT Europe Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED


2. SIGNIFICANT ACCOUNTING POLICIES (continued)
   B. SECURITY VALUATION
      The Fund invests all of its assets in the Portfolio, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2004). The method by which the Portfolio values its securities is discussed in Note 2 of the Portfolio's notes to the financial statements, which are included starting on page 24 in this report.

   C. SECURITIES TRANSACTIONS AND INCOME RECOGNITION
      The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Portfolio.

   D. DISTRIBUTIONS TO SHAREHOLDERS
      Distributions to shareholders from net investment income are declared and distributed annually. The Fund's distributions from short-term and long-term capital gains, if any, after reduction of capital losses, will be declared and distributed annually, generally in December. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for Federal income tax purposes, whether the distributions are made in cash or in additional shares.

   E. EXPENSES
      Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets.




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

TT Europe Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
   For its services under a Management Agreement with respect to the Fund, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to the lesser of (i) 1.50% of the Fund's average daily net assets for the Fund's fiscal year or (ii) the difference between 1.50% of the Fund's average daily net assets for the Fund's fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's fiscal year from the Portfolio.

   For its services under a Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets.

   TTI will reimburse the Fund or the Portfolio or waive all or a portion of its management fees. For the period from September 1, 2002 to December 31, 2013, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets for Institutional Class shares and 1.25% of its average daily net assets for Class 1 shares. TTI will not receive subsequent reimbursement from the Fund of any fees waived or expenses so reimbursed by TTI.

   Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Fund for serving as officers of the Trust.

   SEI Investments Distribution Co. serves as the Fund's Distributor.




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

TT Europe Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (continued)
   The Feeder Trust has adopted a Rule 12b-1 service plan for its Class 1 Shares. Under the service plan, the Fund pays the following distribution and/or service fees at an annual rate of the average daily net assets of the Fund attributable to the applicable class:

                                                                         CLASS 1
                                                                          SHARES
   -----------------------------------------------------------------------------

   Distribution and/or Service Fees                                        0.25%

   Such fees may be used to make payments to the Distributor for distribution services, to third party providers in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, third party providers and others for providing shareholder service or the maintenance of shareholder accounts.

   In addition to amounts payable under the Management Agreement and the Feeder Trust's Rule 12b-1 Service Plan, the Fund is responsible for its own expenses including, among other things, the costs of securities transactions, the compensation of the Board of Trustees (the "Trustees") members that are not affiliated with TTI, the Administrator, or the Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums.

4. FEDERAL INCOME TAXES
   The Fund is treated as a separate entity for U.S. Federal income tax purposes. The Fund intends to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from Federal income and excise taxes. Accordingly, no provision for Federal taxes was required at June 30, 2004.



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

TT Europe Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

4. FEDERAL INCOME TAXES (continued)
   At December 31, 2003, the Fund had capital loss carryforwards available to offset future capital gains, if any, of the following amounts:

   YEAR OF EXPIRATION                                                     AMOUNT
   -----------------------------------------------------------------------------
   2009                                                                  $ 8,909
   2010                                                                  $12,833
                                                                         -------
   Total                                                                 $21,742
                                                                         =======


   Income and capital gain distributions are determined in accordance with U.S. income tax regulations which may differ from accounting principles generally accepted in the United States of America. Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and Federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

   These temporary and permanent differences are primarily due to losses on wash sale transactions, capital loss carryforwards, and post-October loss deferrals.

   The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                  ORDINARY
                                    INCOME
                                  --------
   2003                             $  984
   2002                             $1,254




--------------------------------------------------------------------------------
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

TT Europe Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONCLUDED

4. FEDERAL INCOME TAXES (continued)
   As of December 31, 2003, the components of distributable earnings were as follows:


   Capital loss carryforwards      $(21,742)
   Post October currency losses        (259)
   Net unrealized appreciation       24,385
                                   --------
   Total distributable earnings    $  2,384
                                   ========


   See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.


5. CONCENTRATION/RISKS
   At June 30, 2004, 100% of total shares outstanding were held by two record shareholders in the Fund. These shareholders are comprised of omnibus accounts that are held on behalf of several individual shareholders.

   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.




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

TT Europe Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)



COMMON STOCK -                     VALUE (NOTE 2)
80.32%                      SHARES            US$
--------------------------------------------------
FRANCE - 11.64%
AUTOMOTIVE - 0.82%
Valeo SA                        26          1,083
--------------------------------------------------
BANKS - 1.61%
Credit Agricole SA              88          2,141
--------------------------------------------------
COMPUTERS - 1.07%
Atos Origin*                    22          1,413
--------------------------------------------------
DIVERSIFIED OPERATIONS - 0.84%
Societe Nationale' D'etude
Et De Construction De
Moteurs D'avion*                57          1,117
--------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 0.75%
France Telecom SA*              38            990
--------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.01%
Thomson                         68          1,341
--------------------------------------------------
MEDIA - 1.40%
Vivendi Universal SA*           67          1,859
--------------------------------------------------
PHARMACEUTICALS - 4.14%
Aventis SA*                     50          3,775
Sanofi-Synthelabo SA*           27          1,711
--------------------------------------------------
                                            5,486
--------------------------------------------------
TOTAL FRANCE                               15,430
--------------------------------------------------

GERMANY - 14.47%
AIRLINES - 1.23%
Deutsche Lufthansa AG*         120          1,632
--------------------------------------------------
AUTOMOTIVE - 1.94%
Bayerische Motoren
Werke AG*                       58          2,567
--------------------------------------------------


COMMON STOCK -                     VALUE (NOTE 2)
(continued)                 SHARES            US$
--------------------------------------------------
GERMANY - (continued)

DIVERSIFIED OPERATIONS - 2.23%
Siemens AG*                     41          2,949
--------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 1.62%
Deutsche Telekom AG*           122          2,143
--------------------------------------------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS - 1.09%
Infineon Technologies AG*      108          1,449
--------------------------------------------------
INSURANCE - 2.45%
Muenchener
Rueckversicherungs AG*          30          3,252
--------------------------------------------------
PHARMACEUTICALS - 1.29%
Fresenius Medical Care AG*      23          1,707
--------------------------------------------------
RETAILERS - 1.53%
Puma AG*                         8          2,033
--------------------------------------------------
TRANSPORTATION SERVICES - 1.09%
Deutsche Post AG                67          1,447
--------------------------------------------------
TOTAL GERMANY                              19,179
--------------------------------------------------

GREECE - 0.49%
BANKS - 0.49%
EFG Eurobank Ergasias SA*       30            654
--------------------------------------------------
TOTAL GREECE                                  654
--------------------------------------------------

IRELAND - 1.61%
BANKS - 1.61%
Depfa Bank PLC*                147          2,135
--------------------------------------------------
TOTAL IRELAND                               2,135
--------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

TT Europe Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

COMMON STOCK -                     VALUE (NOTE 2)
(continued)                 SHARES            US$
--------------------------------------------------
ITALY - 3.59%
BANKS - 3.06%
Banca Antonveneta SPA*          98          2,014
Capitalia SPA                  652          2,038
--------------------------------------------------
                                            4,052
--------------------------------------------------
RETAILERS - 0.53%
Autogrill SPA*                  50            709
--------------------------------------------------
TOTAL ITALY                                 4,761
--------------------------------------------------

LUXEMBOURG - 1.03%
METALS & MINING - 1.03%
Arcelor*                        81          1,360
--------------------------------------------------
TOTAL LUXEMBOURG                            1,360
--------------------------------------------------

NETHERLANDS - 5.54%
DIVERSIFIED OPERATIONS - 1.03%
European Aeronautic Defense
and Space Co.*                  49          1,364
--------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.15%
Koninklijke Philips
Electronics NV*                106          2,854
--------------------------------------------------
OIL & GAS - 2.36%
Royal Dutch Petroleum Co.*      61          3,130
--------------------------------------------------
TOTAL NETHERLANDS                           7,348
--------------------------------------------------


COMMON STOCK -                     VALUE (NOTE 2)
(continued)                 SHARES            US$
--------------------------------------------------
NORWAY - 0.89%
DIVERSIFIED TELECOMMUNICATIONS - 0.89%
Telenor ASA*                   170          1,182
--------------------------------------------------
TOTAL NORWAY                                1,182
--------------------------------------------------

SPAIN - 3.09%
BUILDING MATERIALS - 1.41%
ACS Actividades Cons y
Serv*                          111          1,871
--------------------------------------------------
COMPUTERS - 0.84%
Indra Sistemas SA*              87          1,109
--------------------------------------------------
OIL & GAS - 0.84%
Repsol YPF SA*                  51          1,117
--------------------------------------------------
TOTAL SPAIN                                 4,097
--------------------------------------------------

SWEDEN - 1.95%
MACHINERY - 1.29%
Atlas Copco AB                  46          1,707
--------------------------------------------------
PHARMACEUTICALS - 0.66%
Getinge AB                      74            874
--------------------------------------------------
TOTAL SWEDEN                                2,581
--------------------------------------------------

SWITZERLAND - 10.82%
BANKS - 4.59%
Credit Suisse Group*           102          3,624
UBS AG*                         35          2,467
--------------------------------------------------
                                            6,091
--------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

TT Europe Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)



COMMON STOCK                       VALUE (NOTE 2)
(continued)                 SHARES            US$
--------------------------------------------------
SWITZERLAND - (continued)
BUILDING MATERIALS - 1.44%
Holcim Ltd.*                    35          1,903
--------------------------------------------------
INSURANCE - 3.13%
Swiss Reinsurance*              25          1,624
Zurich Financial Services AG*   16          2,526
--------------------------------------------------
                                            4,150
--------------------------------------------------
PHARMACEUTICALS - 0.87%
Actelion Ltd.*                  10          1,150
--------------------------------------------------
RETAILERS - 0.79%
Swatch Group AG*                 8          1,041
--------------------------------------------------
TOTAL SWITZERLAND                          14,335
--------------------------------------------------

UNITED KINGDOM - 25.20%
AIRLINES - 1.36%
British Airways PLC*           360          1,799
--------------------------------------------------
BANKS - 5.97%
Abbey National PLC             173          1,610
HBOS PLC                       317          3,923
Standard Chartered PLC         146          2,378
--------------------------------------------------
                                            7,911
--------------------------------------------------
BEVERAGES, FOOD & TOBACCO - 4.88%
Diageo PLC                      86          1,160
Imperial Tobacco Group PLC      66          1,422
Tesco PLC                      353          1,704
Unilever PLC*                  129          1,266
United Utilities PLC            98            921
--------------------------------------------------
                                            6,473
--------------------------------------------------


COMMON STOCK                       VALUE (NOTE 2)
(continued)                 SHARES            US$
--------------------------------------------------
UNITED KINGDOM - (continued)
CHEMICALS - 1.22%
BOC Group PLC                   97          1,624
--------------------------------------------------
DIVERSIFIED OPERATIONS - 1.24%
Rolls-Royce Group PLC          361          1,648
--------------------------------------------------
ENTERTAINMENT - 0.92%
Carnival PLC*                   25          1,214
--------------------------------------------------
METALS & MINING - 0.66%
Lonmin PLC                      49            882
--------------------------------------------------
MINERALS - 0.89%
Xstrata PLC                     88          1,176
--------------------------------------------------
RETAILERS - 2.12%
Enterprise Inns PLC            122          1,272
GUS PLC                        100          1,533
--------------------------------------------------
                                            2,805
--------------------------------------------------
TELEVISION - 1.03%
ITV PLC*                       653          1,368
--------------------------------------------------
WIRELESS TELECOMMUNICATIONS
SERVICES - 4.91%
mm02 PLC*                    1,044          1,756
Vodafone Group PLC           2,169          4,750
--------------------------------------------------
                                            6,506
--------------------------------------------------
TOTAL UNITED KINGDOM                       33,406
--------------------------------------------------
TOTAL COMMON STOCK
(cost $92,835)                            106,468
--------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

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

TT Europe Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

PREFERRED STOCK -                  VALUE (NOTE 2)
1.51%                       SHARES            US$
--------------------------------------------------
AUTOMOTIVE - 1.51%
Porsche AG*                      3          2,008
--------------------------------------------------
TOTAL GERMANY                               2,008
--------------------------------------------------
TOTAL PREFERRED STOCK
(cost $1,519)                               2,008
--------------------------------------------------
TOTAL INVESTMENTS - 81.83%
(cost $94,354)                            108,476
--------------------------------------------------
OTHER ASSETS IN EXCESS
OF LIABILITIES - 18.17%                    24,086
--------------------------------------------------
TOTAL NET ASSETS - 100.00%                132,562
--------------------------------------------------
* Non-income producing security.




                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

TT Europe Portfolio

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                           US$
------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $94,354)                                   108,476
Cash                                                                    50,867
Foreign currency, at value (cost $1,059)                                 1,059
Receivable for investments sold                                          3,850
Dividend and interest receivable                                           181
Receivable for foreign taxes withheld                                       44
Other assets                                                                 6
------------------------------------------------------------------------------
Total Assets                                                           164,483
------------------------------------------------------------------------------
LIABILITIES:
Payable for professional fees                                           12,591
Payable for administration fees                                          6,355
Payable for investments purchased                                        4,114
Payable for trustees fees                                                3,553
Payable for printing fees                                                  876
Payable for investment advisory fees                                        54
Accrued expenses and other liabilities                                   4,378
------------------------------------------------------------------------------
Total Liabilities                                                       31,921
------------------------------------------------------------------------------
NET ASSETS                                                             132,562
------------------------------------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

TT Europe Portfolio

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                           US$
------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $196)                  1,562
Interest income                                                            212
------------------------------------------------------------------------------
Total Investment Income                                                  1,774
------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee                                                    333
Administration fees                                                     38,572
Audit fees                                                               6,242
Custody fees                                                             2,897
Legal services                                                              24
Trustees' fees and expenses                                                 20
Other fees                                                                 366
------------------------------------------------------------------------------
Total Expenses                                                          48,454
------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (46,680)
------------------------------------------------------------------------------
REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/loss on:
Investment security transactions                                        11,040
Foreign currency translation                                               (55)
------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investment securities                                                  (10,440)
Foreign currency translation                                               (13)
------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                    532
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   (46,148)
------------------------------------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

TT Europe Portfolio

STATEMENTS OF CHANGES IN NET ASSETS


                                                          SIX MONTHS ENDED
                                                             JUNE 30, 2004         YEAR ENDED
                                                               (UNAUDITED)  DECEMBER 31, 2003
                                                                       US$                US$
---------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                (46,680)          (233,932)
Net realized gain (loss) on investments and foreign
   currency translation                                             10,985              6,452
Net change in unrealized appreciation/(depreciation)
   on investments and foreign currency translation                 (10,453)            24,635
---------------------------------------------------------------------------------------------
Net decrease in net assets resulting
   from operations                                                 (46,148)          (202,845)
---------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Contributions                                                      110,978            329,929
Withdrawals                                                        (57,451)           (45,230)
---------------------------------------------------------------------------------------------
Net increase in net assets from
   capital transactions                                             53,527            284,699
---------------------------------------------------------------------------------------------
Total increase in net assets                                         7,379             81,854
---------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                                  125,183             43,329
---------------------------------------------------------------------------------------------
End of year                                                        132,562            125,183
---------------------------------------------------------------------------------------------





                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

TT Europe Portfolio

NOTES TO THE FINANCIAL STATEMENTS


1. ORGANIZATION
   TT Europe Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000.
   TT Europe Mutual Fund held 99.9% of the Portfolio as of June 30, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

   A. USE OF ESTIMATES
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   B. SECURITY VALUATION
      Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolios' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Portfolios' Board of Trustees. Some of the



--------------------------------------------------------------------------------
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

TT Europe Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

      more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser for any Portfolio holding the relevant securities that such limits have been exceeded. In such an event, the adviser makes the determination whether a fair value committee meeting should be called based on the information provided.

   C. SECURITY TRANSACTIONS AND INCOME RECOGNITION
      Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.




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

TT Europe Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
   D. EXPENSES
      Expenses that are directly related to the Portfolio are charged to the Portfolio. Other operating expenses of the Trust are prorated to the Portfolio on the basis of relative daily net assets.

   E. FOREIGN CURRENCY TRANSLATION
      For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for financial reporting and Federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

   F. FORWARD FOREIGN CURRENCY CONTRACTS
      The Portfolio may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable forward foreign exchange rate and any resulting unrealized gains or losses are recorded. The Portfolio realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.

      At June 30, 2004, the Portfolio had no open forward foreign currency contracts outstanding.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
   Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For its services under the Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets.




--------------------------------------------------------------------------------
1-888-465-5722                         26

TT Europe Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

4. SECURITY TRANSACTIONS
   Purchases and sales of investments for the Portfolio, exclusive of short-term securities, for the six months ended June 30, 2004, were as follows:


   COST OF PURCHASES                                       PROCEEDS FROM SALES
   US$                                                                     US$
   ---------------------------------------------------------------------------
   69,070                                                               64,173

5. FEDERAL INCOME TAXES
   The Portfolio intends to qualify as a partnership for U.S. Federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. Federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. Federal income taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its Federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").

   It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

   At June 30, 2004, the Portfolio's aggregate unrealized appreciation and depreciation on investments based on cost for U.S. Federal income tax purposes were as follows:

                           UNREALIZED         UNREALIZED        NET UNREALIZED
   TAX COST              APPRECIATION       DEPRECIATION          APPRECIATION
   US$                            US$                US$                   US$
   ---------------------------------------------------------------------------
   94,354                      14,597               (475)               14,122




--------------------------------------------------------------------------------
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

TT Europe Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONCLUDED

6. RISKS
   Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

   Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

   In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

7. FINANCIAL HIGHLIGHTS
   The ratios of expenses and net investment income to average net assets, total return and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                              SIX MONTHS          YEAR          YEAR       PERIOD
                                   ENDED         ENDED         ENDED        ENDED
                           JUNE 30, 2004  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                             (UNAUDITED)          2003          2002         2001*
   ----------------------------------------------------------------------------------
   Ratio of expenses               0.97%+**      1.15%**       1.43%        1.36%+
   Ratio of gross expenses        72.19%+      317.63%       239.81%      190.42%+
   Ratio of net investment income  1.68%+**      1.59%**       1.12%        1.60%+
   Portfolio Turnover                59%^         131%          179%         227%
   Total Return                    2.31%^**     43.16%**     (13.99)%     (14.65)%^

  * For the period February 12, 2001 (commencement of operations) through December 31, 2001.
 ** Includes the effect of an expense reimbursement provided to the TT Europe
    Mutual Fund.
  + Annualized.
  ^ Not Annualized.


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

                                                         TT ACTIVE INTERNATIONAL
                                                                     MUTUAL FUND
                                                               TT EAFE PORTFOLIO



[Photo Omitted]

                                                 [TT International Logo Omitted]

PRESIDENT'S LETTER


Dear Fellow Shareholder,

I am pleased to present to you the latest interim report for the TT Active International Mutual Fund and the TT EAFE Portfolio.

As of June 30, 2004 the net assets and performance of the TT Active International Mutual Fund were:

               Net Assets                US$ 71,593,820

               Year-to-date performance
                  as of 6/30/04          2.91%*
               MSCI EAFE Index           4.56%

This year so far has proved as challenging as any since the bubble burst. While economies have found their feet following an unprecedented dose of monetary and fiscal stimulus and markets have recovered from the lows of last year, investors still have many uncertainties to contend with. Assessing the impact of rising interest rates, high oil prices and a slowing of China's economy on already rotational markets will provide the real test in the months ahead.

At TT we are hopeful that a difficult period for the Fund in terms of performance is coming to an end. Continued long-term success in European stock selection and top down asset allocation demonstrate the firm's enduring core strength in these areas. However, we have sought to improve stock selection returns in Japan and the Far East by hiring three talented professionals who have considerable experience of investing in the region. We are confident their involvement will help significantly improve TT's overall performance.




*Six months ended June 30, 2004 for TT Active International Mutual Fund,
 Institutional Class

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

PRESIDENT'S LETTER (CONTINUED)


The strengthening of our investment resources together with the demonstrated success of our disciplined but flexible approach will undoubtedly boost our efforts to produce the kind of returns you expect of TT. As always we remain committed to providing outstanding investment performance and service to all our clients.

Your confidence and support are much appreciated.

Sincerely,

/s/ David Burnett

DAVID BURNETT
President





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                                       31                     www.ttintfunds.com

TT Active International Mutual Fund

MANAGERS' DISCUSSION AND ANALYSIS


YEAR-TO-DATE PERFORMANCE
AS OF 6/30/04     TT ACTIVE INTERNATIONAL MUTUAL FUND +2.91%* MSCI EAFE +4.56%

   Portfolio returns were positive for the first half of the year as the Fund progressed 2.9%, although this was behind the benchmark. Equity markets were volatile throughout the period as the terrorist attacks in Madrid, fears over the future of US interest rates and a slowdown in China's rapid growth rate weighed on investor sentiment. In the second half of the period, investors' attention shifted towards the price of oil as it reached historical highs on concerns about the stability of the Middle East and any impact on supply. As a consequence the performance of the Fund suffered in relative terms - we remained significantly underweight in Oils due to our belief that the long-term outlook for firms in the sector is challenged. In relative terms, the strongest positive returns came from Financials and IT, while the Consumer Discretionary sector cost 100bp as a result of negative stock selection. Due to the significant overweight position, Financials were the strongest contributor to performance in absolute terms.

FIRST QUARTER 2004  TT ACTIVE INTERNATIONAL MUTUAL FUND +6.10%* MSCI EAFE +4.34%

   MARKETS
   Having made steady progress in the early part of Q1 stockmarkets were badly shaken by the terrorist attacks in Madrid which spurred a widespread flight to quality. Equities subsequently recovered much of their lost ground on the back of stronger economic data, rising expectations for corporate profits and continuing M&A activity. Japan's was the standout market in Q1.

   PORTFOLIO
   In the latter part of the quarter we reduced our exposure to Europe to fund purchases in Japan as we became increasingly bullish on the prospects for a reflation-driven rally. Financials dominated the European portfolio (although we continued to switch into Japanese banks) with the rest of our exposure concentrated in higher beta sectors. Asian markets also continued to benefit from regional reflation, political crises notwithstanding. We reduced Taiwan in the face of electoral uncertainties but in


*Institutional Class

--------------------------------------------------------------------------------
1-888-465-5722                         32

TT Active International Mutual Fund
   aggregate our exposure was pretty broadly based. We favoured geared plays on recovering domestic economies (such as Financials) and the export sector where full order pipelines highlighted the strength of demand from China and the US.

   PERFORMANCE
   The portfolio outperformed in difficult conditions and ended the quarter over 1% ahead. Japan significantly outperformed other regional indices and accounted for most of Q1's positive return. Europe though was the main driver of Q1's outperformance with strong stock selection helping our portfolio there add over 1% relative to the benchmark. Emerging Markets also added 0.7% while Japan ended in line - strong stock selection in the banks was offset by negative allocation. Far East ex-Japan cost 0.3% in relative terms.

SECOND QUARTER 2004 TT ACTIVE INTERNATIONAL MUTUAL FUND -3.01%* MSCI EAFE +0.22%

   MARKETS
   A volatile quarter saw equities rebound following a sharp sell off in May. Having made modest gains at the beginning of Q2 European markets fell heavily in thin trading as fears grew over rising interest rates, the oil price and a hard landing in China. Equities later recovered from May's lows as the price of crude slipped back and markets took a more sanguine view on the likely course of US interest rates.

   PORTFOLIO
   With more attractive opportunities elsewhere we reduced the portfolio's exposure to stocks in Europe over the quarter. We became progressively less pro-growth in Europe as we have switched to Japan, although we retained a moderate cyclical bias. Given our positive assessment of Japan's domestic economic recovery we increased our exposure and within this we favoured banks. In Asia our positions were supported by positive expectations for corporate results, the seasonal upturn in demand for technology, the strength of local economies and cheap valuations. We continued to favour the South East over the North East given its lower dependence on China and world growth and the fact that it is considerably underowned.




*Institutional Class

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

TT Active International Mutual Fund

MANAGERS' DISCUSSION AND ANALYSIS (CONTINUED)


   PERFORMANCE
   The portfolio ended the quarter down and behind the MSCI EAFE Index as relative returns were hurt by stock selection in Europe. Following a steady start to the quarter markets suffered heavy rotation away from cyclical stocks to more defensive areas. Disappointing stock selection in Financials and cyclical sectors in Europe accounted for much of Q2's underperformance while allocation to Emerging Markets and stock selection in Japan were further negatives. Our low weighting in Energy also cost 0.5% relative to the benchmark as oil stocks continued to rally on the back of sharply rising crude prices.





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1-888-465-5722                         34

TT Active International Mutual Fund

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                           US$
------------------------------------------------------------------------------
ASSETS:
Investment in TT EAFE Portfolio, at value                           71,561,265
Receivable from investment adviser                                      35,998
Receivable for capital shares sold                                         170
Other assets                                                            10,715
------------------------------------------------------------------------------
Total Assets                                                        71,608,148
------------------------------------------------------------------------------
LIABILITIES:
Payable for administration fees                                          4,864
Payable for distribution and service fees - Class 1                        474
Accrued expenses and other liabilities                                   8,990
------------------------------------------------------------------------------
Total Liabilities                                                       14,328
------------------------------------------------------------------------------
NET ASSETS                                                          71,593,820
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                     90,912,871
Undistributed net investment income                                    292,671
Accumulated net realized loss on investments, foreign currency
   translation and foreign currency exchange contracts             (24,419,374)
Net unrealized appreciation on investments                           4,715,518
Net unrealized appreciation on foreign currency translation and
   forward foreign currency exchange contracts                          92,134
------------------------------------------------------------------------------
NET ASSETS                                                          71,593,820
------------------------------------------------------------------------------
NET ASSETS:
Institutional Class                                                 66,897,871
Class 1                                                              4,695,949
------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED
SHARES AUTHORIZED; NO PAR VALUE)
Institutional Class                                                  9,020,955
Class 1                                                                294,112
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE (OFFERING
AND REDEMPTION PRICE)
Institutional Class (66,897,871 / 9,020,955 shares outstanding)           7.42
Class 1 (4,695,949 / 294,112 shares outstanding)                         15.97
------------------------------------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       35                     www.ttintfunds.com

TT Active International Mutual Fund

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                           US$
------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income* (net of foreign taxes withheld of $84,468)            671,884
Interest income*                                                         9,937
------------------------------------------------------------------------------
Total investment income                                                681,821
------------------------------------------------------------------------------
EXPENSES:
Expenses allocated from TT EAFE Portfolio                              223,655
Investment advisory fee                                                 83,707
Administration fees                                                     29,046
Legal services                                                          43,137
Transfer agent fees                                                     23,226
Trustees' fees and expenses                                             13,870
Blue sky expense                                                        10,557
Audit fees                                                               7,744
Printing and postage expense                                             4,812
Custody fees                                                             1,421
Distribution and service fee - Class 1                                     532
Other fees                                                               7,479
------------------------------------------------------------------------------
Total expenses                                                         449,186
Less expense waiver and/or reimbursement                              (169,611)
------------------------------------------------------------------------------
Net expenses                                                           279,575
------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  402,246
------------------------------------------------------------------------------
REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/loss on:
Investment security transactions*                                    4,072,522
Foreign currency translation and forward foreign
   currency exchange contracts*                                       (314,136)
------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation on:
Investment securities*                                              (3,688,305)
Foreign currency translation and forward foreign
   currency exchange contracts*                                         66,475
------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                136,556
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   538,802
------------------------------------------------------------------------------
*Allocated from TT EAFE Portfolio




                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1-888-465-5722                         36

TT Active International Mutual Fund

STATEMENTS OF CHANGES IN NET ASSETS


                                                          SIX MONTHS ENDED
                                                             JUNE 30, 2004         YEAR ENDED
                                                               (UNAUDITED)  DECEMBER 31, 2003
                                                                       US$                US$
---------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                              402,246            610,199
Net realized gain on investments, foreign currency
   translation and foreign currency exchange contracts           3,758,386          2,677,815
Net change in net unrealized appreciation (depreciation)
   on investments, foreign currency translation and
   foreign currency exchange contracts                          (3,621,830)         9,869,793
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               538,802         13,157,807
---------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Net investment income
Institutional Class                                                     --           (826,185)
Class 1                                                                 --               (398)
---------------------------------------------------------------------------------------------
Total dividends                                                         --           (826,583)
---------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
Net proceeds from shares sold
Institutional Class                                             31,270,554         16,223,958
Class 1                                                          4,576,661            584,764
Reinvestment of dividends
Institutional Class                                                     --            412,734
Class 1                                                                 --                398
Redemption fees
Institutional Class                                                     58                 --
Class 1                                                                 --                 --
Cost of shares redeemed
Institutional Class                                               (969,513)       (36,408,923)
Class 1                                                            (21,650)          (558,368)
---------------------------------------------------------------------------------------------
Net increase (decrease) from fund share transactions            34,856,110        (19,745,437)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         35,394,912         (7,414,213)
---------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                             36,198,908         43,613,121
---------------------------------------------------------------------------------------------
End of period*                                                  71,593,820         36,198,908
---------------------------------------------------------------------------------------------
*Including undistributed (overdistributed)
   net investment income of                                        292,671           (109,575)
---------------------------------------------------------------------------------------------
CHANGES IN SHARES OUTSTANDING:
Beginning shares outstanding/Institutional Class                 5,012,991          7,977,459
Shares sold/Institutional Class                                  4,138,158          2,747,039
Shares issued on reinvestment of dividends/
   Institutional Class                                                  --             58,481
Shares redeemed/Institutional Class                               (130,194)        (5,769,988)
---------------------------------------------------------------------------------------------
Ending shares outstanding/Institutional Class                    9,020,955          5,012,991
---------------------------------------------------------------------------------------------
Beginning shares outstanding/Class 1                                 2,995                 --
Shares sold/Class 1                                                292,498             50,975
Shares issued on reinvestment of dividends/Class 1                      --                 26
Shares redeemed/Class 1                                             (1,381)           (48,006)
---------------------------------------------------------------------------------------------
Ending shares outstanding/Class 1                                  294,112              2,995
---------------------------------------------------------------------------------------------
Amounts designated as "--" are either $0 or have been rounded to $0.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       37                     www.ttintfunds.com

TT Active International Mutual Fund
Institutional Class
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                                                              PERIOD FROM
                                                                                                          OCTOBER 2, 2000
                                                                                                            (COMMENCEMENT
                                                SIX MONTHS           YEAR           YEAR           YEAR    OF OPERATIONS)
                                                     ENDED          ENDED          ENDED          ENDED           THROUGH
                                             JUNE 30, 2004   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                               (UNAUDITED)           2003           2002           2001              2000
                                                       US$            US$            US$            US$               US$
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
BEGINNING OF PERIOD                                $  7.21        $  5.47        $  6.74        $  9.51           $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                 0.05(1)        0.09(1)        0.08           0.02              0.03
Net realized and unrealized
   appreciation (depreciation)                        0.16           1.79          (1.21)         (2.79)            (0.52)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.21           1.88          (1.13)         (2.77)            (0.49)
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                    --          (0.14)         (0.14)            --             (0.00)**
-------------------------------------------------------------------------------------------------------------------------
Total dividends                                         --          (0.14)         (0.14)            --             (0.00)**
-------------------------------------------------------------------------------------------------------------------------
Redemption fees                                         --**           --             --             --                --
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                    $  7.42        $  7.21        $  5.47        $  6.74           $  9.51
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+                                         2.91%^        34.87%        (16.73)%       (29.13)%           (4.85)%^
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (thousands)              $66,898        $36,152        $43,613        $55,239           $62,914
Gross Expenses (to average daily
   net assets)                                        1.61%*         1.95%          1.39%          1.65%             5.36%*
Net Expenses (to average daily net assets)            1.00%*         1.00%          1.00%          1.07%             1.20%*
Net Investment Income (to average
   daily net assets)                                  1.45%*         1.49%          1.22%          0.30%             1.31%*

For the period from June 1, 2001, to April 30, 2005, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of the Fund's average daily net assets for Institutional Class shares.

For the period from October 2, 2000 (commencement of operations) through May 31, 2001, TTI has agreed not to impose its investment advisory fee and reimbursed the Fund for its operating expenses to the extent necessary so that the Fund's aggregate expenses, net of waivers and reimbursement would not exceed, on a per annum basis, 1.20% of the Fund's daily net assets.

If this contractual action had not been taken, the investment income (loss) per share and ratios would have been:

Net Investment Income (Loss)
   (to average daily net assets)                      0.84%          0.54%          0.84%         (0.28)%           (2.85)%*
Net Investment Income (Loss) per share               $0.03(1)       $0.03(1)       $0.05         $(0.02)           $(0.07)
-------------------------------------------------------------------------------------------------------------------------
1   Computed using average shares outstanding for the period.
+   Total return would have been lower in the absence of expense waivers.
^   Not annualized.
*   Annualized.
**  Amount rounds to less than $.01 per share.
Amounts designated as "--" are either $0 or have been rounded to $0.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1-888-465-5722                         38

TT Active International Mutual Fund
Class 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                     PERIOD FROM
                                                                  MARCH 13, 2003
                                                                   (COMMENCEMENT
                                                    SIX MONTHS    OF OPERATIONS)
                                                         ENDED          THROUGH
                                                 JUNE 30, 2004      DECEMBER 31,
                                                   (UNAUDITED)              2003
                                                           US$               US$
--------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                   $15.54            $10.00
--------------------------------------------------------------------------------
Net investment income                                     0.09(1)           0.12(1)
Net realized and unrealized appreciation                  0.34              5.53
--------------------------------------------------------------------------------
Total from investment operations                          0.43              5.65
--------------------------------------------------------------------------------
Dividends from net investment income                        --             (0.11)
--------------------------------------------------------------------------------
Total dividends                                             --             (0.11)
--------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                         $15.97            $15.54
--------------------------------------------------------------------------------
TOTAL RETURN                                              2.77%^           56.80%^
--------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (thousands)                   $4,696            $   47
Gross Expenses (to average daily net assets)              2.13%*            2.35%*
Net Expenses (to average daily net assets)                1.25%*            1.25%*
Net Investment Income (to average daily net assets)       0.33%*            1.15%*

For the period from commencement of operations until April 30, 2005, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.25% of the Fund's average daily net assets for Class 1 shares.

If this contractual action had not been taken, the investment income/(loss) per share and ratio would have been:
Net Investment Income (to average daily net assets)      (0.57)%            0.05%*
Net Investment Income per share                         $(0.05)(1)         $0.01

1   Computed using average shares outstanding for the period.
^   Not annualized.
*   Annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       39                     www.ttintfunds.com

TT Active International Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS


1. ORGANIZATION
   TT Active International Mutual Fund (the "Fund") is a series of TT International U.S.A. Feeder Trust (the "Feeder Trust"). The Feeder Trust is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Feeder Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of May 26, 2000.

   The Fund commenced operations on October 2, 2000, offering a single class of shares. The Fund's initial investment of $100,000 was made on September 26, 2000. On September 1, 2002, the Fund established three additional classes of shares known as Class 1 Shares, Class 2 Shares and Class 3 Shares. Class 1 shares commenced operations on March 13, 2003. The Fund is currently accepting purchase orders for Institutional Class Shares and Class 1 Shares. The Fund is not currently accepting purchase orders for Class 2 Shares or Class 3 Shares.

   The Fund seeks to achieve its investment objective by investing all its assets in TT EAFE Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International Investment Management ("TTI") is the Portfolio's investment manager.

   The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included starting on page 46 of this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

   A. USE OF ESTIMATES
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
1-888-465-5722                         40

TT Active International Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED


2. SIGNIFICANT ACCOUNTING POLICIES (continued)
   B. SECURITY VALUATION
      The Fund invests all of its assets in the Portfolio, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (65.3% at June 30, 2004). The method by which the Portfolio values its securities is discussed in Note 2 of the Portfolio's notes to the financial statements, which are included starting on page 54 in this report.

   C. SECURITIES TRANSACTIONS AND INCOME RECOGNITION
      The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Portfolio.

   D. DISTRIBUTIONS TO SHAREHOLDERS
      Distributions to shareholders from net investment income are declared and distributed annually. The Fund's distributions from short-term and long-term capital gains, if any, after reduction of capital losses, will be declared and distributed annually, generally in December. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for Federal income tax purposes, whether the distributions are made in cash or in additional shares.

   E. EXPENSES
      Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets.




--------------------------------------------------------------------------------
                                       41                     www.ttintfunds.com

TT Active International Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
   For its services under a Management Agreement with respect to the Fund, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to the lesser of (i) 0.80% of the Fund's average daily net assets for the Fund's fiscal year or (ii) the difference between 0.80% of the Fund's average daily net assets for the Fund's fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's fiscal year from the Portfolio.

   For its services under a Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets.

   TTI may reimburse the Fund or the Portfolio or waive all or a portion of its management fees. For the period from June 1, 2001 until April 30, 2005, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets for Institutional Class Shares and 1.25% of its average daily net assets for Class 1 Shares. TTI may not receive subsequent reimbursement from the Fund of any fees waived or expenses so reimbursed by TTI.

   Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Fund for serving as officers of the Trust.

   SEI Investments Distribution Co. serves as the Fund's Distributor.




--------------------------------------------------------------------------------
1-888-465-5722                         42

TT Active International Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED


3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (continued)
   The Feeder Trust has adopted a Rule 12b-1 service plan for its Class 1 Shares. Under the service plan, the Fund pays the following distribution and/or service fees at an annual rate of the average daily net assets of the Fund attributable to the applicable class:


                                                                       CLASS 1
                                                                        SHARES
   ---------------------------------------------------------------------------
   Distribution and/or Service Fees                                      0.25%

   Such fees may be used to make payments to the Distributor for distribution services, to third party providers in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional infor-mation and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, third party providers and others for providing shareholder service or the maintenance of shareholder accounts.

   In addition to amounts payable under the Management Agreement and the Feeder Trust's Rule 12b-1 Service Plan, the Fund is responsible for its own expenses including, among other things, the costs of securities transactions, the compensation of the Board of Trustees (the "Trustees") Members that are not affiliated with TTI, the Administrator, or the Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums.

4. FEDERAL INCOME TAXES
   The Fund is treated as a separate entity for U.S. Federal income tax purposes. The Fund intends to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from Federal income and excise taxes. Accordingly, no provision for Federal taxes was required at June 30, 2004.



--------------------------------------------------------------------------------
                                       43                     www.ttintfunds.com

TT Active International Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED


4. FEDERAL INCOME TAXES (continued)
   At December 31, 2003, the Fund had capital loss carryforwards available to offset future capital gains, if any, of the following amounts:

   YEAR OF EXPIRATION                                                   AMOUNT
   ---------------------------------------------------------------------------
   2009                                                            $18,411,615
   2010                                                            $ 9,657,301
                                                                   -----------
   Total                                                           $28,068,916
                                                                   ===========

   Income and capital gain distributions are determined in accordance with U.S. income tax regulations which may differ from accounting principles generally accepted in the United States of America. Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and Federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

   These temporary and permanent differences are primarily due to losses on wash sale transactions, capital loss carryforwards, and post-October loss deferrals.

   The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                       ORDINARY
                                         INCOME
                                       --------
   2003                              $  826,583
   2002                              $1,113,680




--------------------------------------------------------------------------------
1-888-465-5722                         44

TT Active International Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONCLUDED


4. FEDERAL INCOME TAXES (continued)
   As of December 31, 2003, the components of accumulated losses were as follows:

   Capital loss carryforwards      $(28,068,916)
   Post October currency losses        (111,366)
   Net unrealized appreciation        8,293,889
   Other temporary differences           28,540
                                   ------------
   Total accumulated loss          $(19,857,853)
                                   ============

   See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

5. CONCENTRATION/RISKS
   At June 30, 2004, 99% of total shares outstanding were held by five record shareholders in the Fund. These shareholders are comprised of omnibus accounts that are held on behalf of several individual shareholders.

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.




--------------------------------------------------------------------------------
                                       45                     www.ttintfunds.com

TT EAFE Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

COMMON STOCK -                            VALUE (NOTE 2)
91.71%                           SHARES              US$
---------------------------------------------------------
AUSTRALIA - 0.67%
PAPERS & PACKAGING - 0.67%
Amcor Ltd.                      150,920          732,762
---------------------------------------------------------
TOTAL AUSTRALIA                                  732,762
---------------------------------------------------------

FRANCE - 7.49%
BANKS - 1.17%
Credit Agricole SA               52,827        1,285,440
---------------------------------------------------------
COMPUTERS - 0.83%
Atos Origin*                     14,119          906,992
---------------------------------------------------------
MEDIA - 1.74%
Vivendi Universal SA*            68,861        1,910,178
---------------------------------------------------------
PHARMACEUTICALS - 3.75%
Aventis SA*                      32,308        2,439,032
Sanofi-Synthelabo SA*            26,244        1,663,541
---------------------------------------------------------
                                               4,102,573
---------------------------------------------------------
TOTAL FRANCE                                   8,205,183
---------------------------------------------------------

GERMANY - 10.27%
AUTOMOTIVE - 2.16%
Bayerische Motoren
Werke AG*                        53,353        2,360,847
---------------------------------------------------------
DIVERSIFIED OPERATIONS - 2.12%
Siemens AG*                      32,270        2,320,736
---------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 1.52%
Deutsche Telekom AG*             94,908        1,667,384
---------------------------------------------------------
INSURANCE - 3.26%
Muenchener
Rueckversicherungs AG*           32,896        3,566,042
---------------------------------------------------------


COMMON STOCK -                            VALUE (NOTE 2)
(continued)                      SHARES              US$
---------------------------------------------------------
GERMANY - (continued)
TRANSPORTATION SERVICES - 1.21%
Deutsche Post AG                 61,612        1,330,544
---------------------------------------------------------
TOTAL GERMANY                                 11,245,553
---------------------------------------------------------

HONG KONG - 1.54%
DIVERSIFIED OPERATIONS - 0.29%
China Resources
Enterprise Ltd.                 266,000          322,278
---------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 0.73%
China Telecom
Corp. Ltd.                    1,100,000          384,305
PCCW Ltd.*                      607,000          412,459
---------------------------------------------------------
                                                 796,764
---------------------------------------------------------
REAL ESTATE - 0.52%
Henderson Land
Development Ltd.                132,000          568,630
---------------------------------------------------------
TOTAL HONG KONG                                1,687,672
---------------------------------------------------------

ITALY - 1.53%
BANKS - 1.53%
Capitalia SPA                   536,895        1,678,758
---------------------------------------------------------
TOTAL ITALY                                    1,678,758
---------------------------------------------------------

JAPAN - 27.45%
AUTOMOTIVE - 0.82%
Bridgestone Corp.                48,000          901,801
---------------------------------------------------------


                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1-888-465-5722                         46

TT EAFE Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

COMMON STOCK -                            VALUE (NOTE 2)
(continued)                      SHARES              US$
---------------------------------------------------------
JAPAN - (continued)
BANKS - 10.55%
Bank of Yokohama Ltd.           203,000        1,268,808
Mitsui Trust Holdings
Inc.                            126,000          923,796
Mizuho Financial Group Inc.         771        3,497,640
Sumitomo Mitsui
Financial Group Inc.                288        1,974,284
Sumitomo Trust
& Banking Co. Ltd.              264,000        1,879,925
UFJ Holdings Inc.*                  455        2,009,898
---------------------------------------------------------
                                              11,554,351
---------------------------------------------------------
COMPUTERS - 0.06%
Nomura Research
Institute Ltd.                      600           63,951
---------------------------------------------------------
DIVERSIFIED OPERATIONS - 4.07%
Aeon Co. Ltd.                    16,000          642,258
Bandai Co. Ltd.                   2,000           54,438
Daikin Industries Ltd.            4,000          107,410
Daiwa House
Industry Co. Ltd.               105,000        1,218,256
JGC Corp.                        24,000          230,949
Kajima Corp.                    155,000          575,310
Lawson Inc.                       5,500          226,825
Sekisui Chemical Co. Ltd.        77,000          649,929
Tostem Inax Holding Corp.        35,000          755,396
---------------------------------------------------------
                                               4,460,771
---------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 1.31%
KDDI Corp.                          110          629,061
Rakuten Inc.                        106          809,220
---------------------------------------------------------
                                               1,438,281
---------------------------------------------------------


COMMON STOCK -                            VALUE (NOTE 2)
(continued)                      SHARES              US$
---------------------------------------------------------
JAPAN - (continued)
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.19%
Keyence Corp.                       400           91,243
Secom Co. Ltd.                   28,500        1,209,321
---------------------------------------------------------
                                               1,300,564
---------------------------------------------------------
FINANCIAL SERVICES - 3.72%
Credit Saison Co. Ltd.           28,200          847,693
Orix Corp.                       12,200        1,397,608
Promise Co. Ltd.                 22,200        1,481,153
SFCG Co. Ltd.                     1,710          343,206
---------------------------------------------------------
                                               4,069,660
---------------------------------------------------------
INSURANCE - 2.06%
Millea Holdings Inc.                 96        1,425,285
T&D Holdings Inc.*               16,550          826,628
---------------------------------------------------------
                                               2,251,913
---------------------------------------------------------
REAL ESTATE - 1.61%
Mitsui Fudosan Co. Ltd.         127,000        1,522,394
Sumitomo Realty &
Development Co. Ltd.             19,000          235,421
---------------------------------------------------------
                                               1,757,815
---------------------------------------------------------
RETAILERS - 0.23%
Citizen Watch Co. Ltd.           19,000          215,222
Fast Retailing Co. Ltd.             500           40,462
---------------------------------------------------------
                                                 255,684
---------------------------------------------------------
TELEVISION - 1.08%
Fuji Television Network Inc.        517        1,184,530
---------------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       47                     www.ttintfunds.com

TT EAFE Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

COMMON STOCK                              VALUE (NOTE 2)
(continued)                      SHARES              US$
---------------------------------------------------------
JAPAN - (continued)
TRADING COMPANIES &
DISTRIBUTORS - 0.06%
Mitsui & Co. Ltd.                 9,000           67,388
---------------------------------------------------------
TRANSPORTATION SERVICES - 0.69%
Tokyu Corp.                     147,000          753,086
---------------------------------------------------------
TOTAL JAPAN                                   30,059,795
---------------------------------------------------------

MALAYSIA - 0.67%
BANKS - 0.39%
Commerce Asset
Holdings BHD*                   337,400          431,517
---------------------------------------------------------
DIVERSIFIED OPERATIONS - 0.28%
IOI Corp. BHD*                  142,800          306,268
---------------------------------------------------------
TOTAL MALAYSIA                                   737,785
---------------------------------------------------------

NETHERLANDS - 3.05%
DIVERSIFIED OPERATIONS - 1.14%
European Aeronautic Defense
and Space Co.*                   44,982        1,252,162
---------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.91%
Koninklijke Philips
Electronics NV*                  77,675        2,091,358
---------------------------------------------------------
TOTAL NETHERLANDS                              3,343,520
---------------------------------------------------------


COMMON STOCK                              VALUE (NOTE 2)
(continued)                      SHARES              US$
---------------------------------------------------------
SINGAPORE - 1.57%
BANKS - 0.76%
DBS Group Holdings Ltd.         100,000          836,019
---------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.46%
Venture Corp. Ltd.               48,000          501,611
---------------------------------------------------------
REAL ESTATE - 0.35%
CapitaCommercial Trust*          71,158           44,617
CapitaLand Ltd.                 423,000          336,445
---------------------------------------------------------
                                                 381,062
---------------------------------------------------------
TOTAL SINGAPORE                                1,718,692
---------------------------------------------------------

SOUTH KOREA - 3.21%
AUTOMOTIVE - 0.42%
Hyundai Motor Co.                11,970          460,464
---------------------------------------------------------
BANKS - 1.06%
Kookmin Bank*                    37,340        1,160,109
---------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.04%
Samsung Electronics
Co. Ltd.                          2,748        1,134,397
---------------------------------------------------------
FINANCIAL SERVICES - 0.30%
Samsung Securities
Co. Ltd.                         20,193          331,162
---------------------------------------------------------
INSURANCE - 0.39%
Samsung Fire & Marine
Insurance Co. Ltd.                6,760          432,336
---------------------------------------------------------
TOTAL SOUTH KOREA                              3,518,468
---------------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1-888-465-5722                         48

TT EAFE Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

COMMON STOCK                              VALUE (NOTE 2)
(continued)                      SHARES              US$
---------------------------------------------------------
SPAIN - 1.01%
OIL & GAS - 1.01%
Repsol YPF SA*                   50,702        1,110,359
---------------------------------------------------------
TOTAL SPAIN                                    1,110,359
---------------------------------------------------------

SWITZERLAND - 8.75%
BANKS - 5.39%
Credit Suisse Group*             89,762        3,189,403
UBS AG*                          38,443        2,708,875
---------------------------------------------------------
                                               5,898,278
---------------------------------------------------------
BUILDING MATERIALS - 0.98%
Holcim Ltd.*                     19,719        1,072,232
---------------------------------------------------------
INSURANCE - 2.38%
Swiss Reinsurance*               20,008        1,299,626
Zurich Financial
Services AG*                      8,287        1,308,491
---------------------------------------------------------
                                               2,608,117
---------------------------------------------------------
TOTAL SWITZERLAND                              9,578,627
---------------------------------------------------------


COMMON STOCK                    SHARES/   VALUE (NOTE 2)
(continued)                 FACE AMOUNT              US$
--------------------------------------------------------
TAIWAN - 1.27%
BANKS - 1.01%
First Financial Holdings
Co. Ltd.*                     1,528,000        1,108,300
---------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 0.26%
D-Link Corp.                    243,000          283,885
---------------------------------------------------------
TOTAL TAIWAN                                   1,392,185
---------------------------------------------------------

THAILAND - 1.31%
BANKS - 0.70%
Kasikornbank PCL*               302,200          384,356
Kasikornbank PCL
NVDR*                           305,500          377,345
---------------------------------------------------------
                                                 761,701
---------------------------------------------------------
BUILDING MATERIALS - 0.61%
Siam Cement PCL
NVDR*                           117,700          667,883
---------------------------------------------------------
TOTAL THAILAND                                 1,429,584
---------------------------------------------------------

UNITED KINGDOM - 21.92%
AIRLINES - 1.55%
British Airways PLC*            340,235        1,699,879
---------------------------------------------------------
BANKS - 7.34%
Abbey National PLC              207,570        1,932,017
HBOS PLC                        298,820        3,698,536
Standard Chartered PLC          147,965        2,409,644
---------------------------------------------------------
                                               8,040,197
---------------------------------------------------------




                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       49                     www.ttintfunds.com

TT EAFE Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

COMMON STOCK                              VALUE (NOTE 2)
(concluded)                      SHARES              US$
---------------------------------------------------------
UNITED KINGDOM - (continued)
BEVERAGES, FOOD & TOBACCO - 3.95%
British American
Tobacco PLC*                    135,124        2,093,929
Diageo PLC                       47,553          641,175
Tesco PLC                       330,281        1,594,743
---------------------------------------------------------
                                               4,329,847
---------------------------------------------------------
CHEMICALS - 1.86%
BOC Group PLC                   121,272        2,029,924
---------------------------------------------------------
DIVERSIFIED OPERATIONS - 1.43%
Rolls-Royce Group PLC           343,555        1,568,495
---------------------------------------------------------
ENTERTAINMENT - 1.43%
Carnival PLC*                    32,312        1,569,249
---------------------------------------------------------
MINERALS - 1.05%
Xstrata PLC                      85,613        1,144,260
---------------------------------------------------------
TELEVISION - 1.53%
ITV PLC*                        798,906        1,673,382
---------------------------------------------------------
WIRELESS TELECOMMUNICATIONS
SERVICES - 1.78%
mm02 PLC*                     1,160,256        1,951,575
---------------------------------------------------------
TOTAL UNITED KINGDOM                          24,006,808
---------------------------------------------------------
TOTAL COMMON STOCK
(cost $94,247,918)                           100,445,751
---------------------------------------------------------


PREFERRED STOCK - 1.31%                   VALUE (NOTE 2)
                     SHARES/FACE AMOUNT              US$
---------------------------------------------------------
GERMANY - 1.31%
Porsche AG*                       2,148        1,437,481
---------------------------------------------------------
TOTAL GERMANY                                  1,437,481
---------------------------------------------------------
TOTAL PREFERRED STOCK
(cost $1,312,685)                              1,437,481
---------------------------------------------------------

EQUITY PERFORMANCE
LINKED NOTE - 3.58%
UBS Japan Mid-Cap
Index*+
0.00%, 03/08/06         JPY 262,500,000        3,919,821
---------------------------------------------------------
TOTAL EQUITY PERFORMANCE LINKED NOTE
(cost $3,437,801)                              3,919,821
---------------------------------------------------------
TOTAL INVESTMENTS - 96.60%
(cost $98,998,404)                           105,803,053
---------------------------------------------------------
OTHER ASSETS IN EXCESS
OF LIABILITIES - 3.40%                         3,723,103
---------------------------------------------------------
TOTAL NET ASSETS - 100.00%                   109,526,156
---------------------------------------------------------
* Non-income producing security.
+ See Note 2 in Notes to Financial Statements
JPY -- Japanese Yen
Ltd. -- Limited



                     SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1-888-465-5722                         50

TT EAFE Portfolio

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                           US$
------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $98,998,404)                           105,803,053
Cash                                                                 1,847,741
Foreign currency, at value (cost $2,452,338)                         2,451,096
Receivable for investments sold                                      3,910,879
Receivable for spot contracts                                          890,793
Recoverable foreign taxes                                              136,120
Unrealized gain on open forward foreign currency exchange contracts    106,194
Dividend and interest receivable                                        82,322
Other assets                                                             5,062
------------------------------------------------------------------------------
Total Assets                                                       115,233,260
------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    4,680,011
Payable for spot contracts                                             889,645
Payable for investment advisory fees                                    44,219
Unrealized loss on open forward foreign currency exchange contracts      2,520
Payable for administration fees                                          8,083
Payable for trustees fees                                                6,333
Accrued expenses and other liabilities                                  76,293
------------------------------------------------------------------------------
Total Liabilities                                                    5,707,104
------------------------------------------------------------------------------
NET ASSETS                                                         109,526,156
------------------------------------------------------------------------------




                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       51                     www.ttintfunds.com

TT EAFE Portfolio

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                           US$
------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $143,625)          1,151,694
Interest income                                                         17,289
------------------------------------------------------------------------------
Total Investment Income                                              1,168,983
------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee                                                243,786
Administration fees                                                     49,521
Custody fees                                                            33,376
Trustees' fees and expenses                                             23,441
Audit fees                                                              17,848
Legal services                                                           9,215
Other fees                                                              15,401
------------------------------------------------------------------------------
Total Expenses                                                         392,588
------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  776,395
------------------------------------------------------------------------------
REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/loss on:
Investment security transactions                                     7,333,064
Foreign currency translation and forward foreign
   currency exchange contracts                                        (480,572)
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investment securities                                               (6,136,030)
Foreign currency translation and forward foreign
   currency exchange contracts                                          93,447
------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                809,909
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,586,304
------------------------------------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1-888-465-5722                         52

TT EAFE Portfolio

STATEMENTS OF CHANGES IN NET ASSETS


                                                          SIX MONTHS ENDED
                                                             JUNE 30, 2004         YEAR ENDED
                                                               (UNAUDITED)  DECEMBER 31, 2003
                                                                       US$                US$
---------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                              776,395            949,576
Net realized gain on investments, foreign currency
   translation and foreign currency exchange
   contracts                                                     6,852,492          4,041,255
Net change in unrealized appreciation/(depreciation)
   on investments, foreign currency translation and
   foreign currency exchange contracts                          (6,042,583)        17,346,569
---------------------------------------------------------------------------------------------
Net increase in net assets resulting
   from operations                                               1,586,304         22,337,400
---------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Contributions                                                   36,274,141          5,813,185
Withdrawals                                                    (10,897,565)       (44,341,929)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   capital transactions                                         25,376,576        (38,528,744)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         26,962,880        (16,191,344)
---------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                             82,563,276         98,754,620
---------------------------------------------------------------------------------------------
End of period                                                  109,526,156         82,563,276
---------------------------------------------------------------------------------------------
Amounts designated as "--" are either $0 or have been rounded to $0.




--------------------------------------------------------------------------------
                                       53                     www.ttintfunds.com

TT EAFE Portfolio

NOTES TO THE FINANCIAL STATEMENTS


1. ORGANIZATION
   TT EAFE Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. TT Active International Mutual Fund held 65.3% and the LKCM International Fund held 34.7% of the Portfolio, respectively, as of June 30, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

   A. USE OF ESTIMATES
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   B. SECURITY VALUATION
      Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolios' Board of Trustees.



--------------------------------------------------------------------------------
1-888-465-5722                         54

TT EAFE Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED


      The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Portfolios' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser for any Portfolio holding the relevant securities that such limits have been exceeded. In such event, the adviser makes the determination whether a fair value committee meeting should be called based on the information provided.




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                                       55                     www.ttintfunds.com

TT EAFE Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED


2. SIGNIFICANT ACCOUNTING POLICIES (continued)

   C. SECURITY TRANSACTIONS AND INCOME RECOGNITION
      Security transactions are accounted for on the trade date. Dividend income is rec-ognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

   D. EXPENSES
      Expenses that are directly related to the Portfolio are charged to the Portfolio. Other operating expenses of the Trust are prorated to the Portfolio on the basis of relative daily net assets.

   E. FOREIGN CURRENCY TRANSLATION
      For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for financial reporting and Federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

   F. FORWARD FOREIGN CURRENCY CONTRACTS
      The Portfolio may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable forward foreign exchange rate and any resulting unrealized gains or losses are recorded. The Portfolio realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.




--------------------------------------------------------------------------------
1-888-465-5722                         56

TT EAFE Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED


2. SIGNIFICANT ACCOUNTING POLICIES (continued)
      At June 30, 2004, the Portfolio had the following open forward foreign currency contracts outstanding:


                                                               NET UNREALIZED
      SETTLEMENT            DELIVER/             RECEIVE/       APPRECIATION/
      DATE              UNITS OF CURRENCY     IN EXCHANGE FOR   DEPRECIATION
-----------------------------------------------------------------------------
      07/21/04            CHF 5,985,210        AUD  7,090,000         $86,321
      08/16/04            SGD 2,057,500        EUR  1,000,000          19,873
      09/30/04            HKD 6,067,200        EUR    640,000          (2,520)
                                                                     --------
                                                                     $103,674
                                                                     ========

         AUD -- Australian Dollar            HKD -- Hong Kong Dollar
         CHF -- Swiss Franc                  SGD -- Singapore Dollar
         EUR -- Euro

   G. EQUITY-LINKED NOTES
      The Portfolio has invested in equity-linked notes, under which the payment of principal at maturity is indexed to the market values of a specified basket of equity securities. The notes are obligations of, and purchased from, a dealer who has agreed to make a secondary market in them at a price based on the daily closing values of the specified basket. In addition to the market risk of the underlying holding, the Portfolio bears additional counterparty risk to the issuing dealer. Under the terms of the notes, the Portfolio's maximum loss is limited to its initial investment.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
   Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For its services under the Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets.




--------------------------------------------------------------------------------
                                       57                     www.ttintfunds.com

TT EAFE Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED


4. SECURITY TRANSACTIONS
   Purchases and sales of investments for the Portfolio, exclusive of short-term securities, for the six months ended June 30, 2004, were as follows:


   COST OF PURCHASES                                       PROCEEDS FROM SALES
   US$                                                                     US$
   ---------------------------------------------------------------------------
   106,114,223                                                      77,146,703

5. FEDERAL INCOME TAXES
   The Portfolio intends to qualify as a partnership for U.S. Federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. Federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. Federal income taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its Federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").

   It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

   At June 30, 2004, the Portfolio's aggregate unrealized appreciation and depreciation on investments based on cost for U.S. Federal income tax purposes were as follows:


                           UNREALIZED         UNREALIZED        NET UNREALIZED
   TAX COST              APPRECIATION       DEPRECIATION          APPRECIATION
   US$                            US$                US$                   US$
   ---------------------------------------------------------------------------
   98,998,404               8,505,679         (1,701,030)            6,804,649

6. RISKS
   Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.


--------------------------------------------------------------------------------
1-888-465-5722                         58

TT EAFE Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONCLUDED


6. RISKS (continued)
   Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

   In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

7. FINANCIAL HIGHLIGHTS
   The ratios of expenses and net investment income to average net assets, total return and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:


                              SIX MONTHS          YEAR          YEAR          YEAR        PERIOD
                                   ENDED         ENDED         ENDED         ENDED         ENDED
                           JUNE 30, 2004  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                             (UNAUDITED)          2003          2002          2001          2000*
   ---------------------------------------------------------------------------------------------
   Ratio of expenses               0.80%+        1.08%         0.85%         0.85%         0.92%+
   Ratio of net
     investment income             1.59%+        1.30%         1.38%         0.51%         0.39%+
   Portfolio Turnover                84%^         184%          231%          255%           37%
   Total Return                    3.11%^       34.79%       (18.51)%      (28.80)%       (4.54)%^

* For the period October 2, 2000 (commencement of operations) through December 31, 2000.
+ Annualized.
^ Not Annualized.



--------------------------------------------------------------------------------
                                       59                     www.ttintfunds.com

ADVISER:
TT International Investment Management
Martin House, 5 Martin Lane
London EC4R ODP


DISTRIBUTOR:
SEI Investments Distribution Co.
Oaks, PA 19456


ADMINISTRATOR:
SEI Investments Global Funds Services
Oaks, PA 19456


TRANSFER AGENT
Forum Shareholder Services LLC
P.O. Box 446
Portland, ME 04112
888-465-5722


LEGAL COUNSEL:
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

A description of the guidelines of the policies and procedures that are used by the Trust's investment adviser to vote proxies relating to the Trust's portfolio securities is available without charge (i) upon request, by calling 888-465-5722; (ii) on the Trust website at http:/www.ttintfunds.com; and (iii) on the U.S. Securities and Exchange Commission's website at http:/www.sec.gov.


                                       TT
                                  -------------
                                  INTERNATIONAL



                                                                  TT-SA-003-0100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                TT International U.S.A. Master Trust


By (Signature and Title)*                   /s/ David J.S. Burnett
                                            ----------------------
                                            David J.S. Burnett
                                            Chief Executive Officer

Date: 08/23/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ David J.S. Burnett
                                            ----------------------
                                            David J.S. Burnett
                                            Chief Executive Officer

Date: 08/23/04


By (Signature and Title)*                   /s/ Graham Barr
                                            ---------------
                                            Graham Barr
                                            Chief Financial Officer

Date: 08/23/04
* Print the name and title of each signing officer under his or her signature.